Employee Benefit Plan, Description of Plan (Details)	12 Months Ended
Dec. 31, 2025
NCE ESSOP
EBP, Description of Plan [Line Items]
EBP, Description of Plan
The following includes a brief description of the New Century Energies, Inc. Employees’ Savings and Stock Ownership Plan for Bargaining Unit Employees and Former Non-Bargaining Unit Employees (BU Savings Plan) and the New Century Energies, Inc. Employee Investment Plan for Bargaining Unit Employees and Former Non-Bargaining Unit Employees (EIP Savings Plan), collectively the “Plans.” Participants should refer to their respective Plan Document or Summary Plan Description for more complete information. The notes to the financial statements generally apply to the Plans and specific disclosures are presented to address matters for individual plans, where applicable.

General – The Plans are defined contribution benefit plans which provide eligible employees of Plan sponsor, Xcel Energy Inc., and its participating subsidiaries (Xcel Energy) the opportunity to contribute to a qualified retirement savings plan. Each Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

For the BU Savings Plan and the EIP Savings Plan, Xcel Energy contributes the employer matching contribution in cash. Participant deferrals and employer matching contributions are invested into one or more investment funds as elected by the participants.

Plan and Trust Management – The Plan administrator is Xcel Energy, who has authority to control and manage the operation and administration of the Plans. Plan assets are held by a trustee under a trust agreement as adopted by Xcel Energy. The Plans’ assets invested in Xcel Energy Inc. common stock are held in the Xcel Energy Stock Fund within the Master Trust (see Note 4). The Xcel Energy Stock Fund also holds an immaterial amount of cash equivalents for operational purposes. Individual participant accounts are valued daily based on the current fair value of each asset type. The Vanguard Group is the record keeper and Vanguard Fiduciary Trust Company (VFTC) serves as trustee for the Plans.

Transfer of Plan Assets – Assets are transferred amongst plans when an eligible participant moves from one benefit plan to another plan sponsored by Xcel Energy. In 2025, the Plan did not receive or transfer participant assets.

Eligibility

BU Savings Plan
All regular, full-time employees of Xcel Energy whose collective bargaining agreement allows for participation in the Plan on the first day of the month following date of hire, while a regular, part-time employee (one who works less than 40 hours per week) must complete one year and 1,000 hours of service to become eligible.

EIP Savings Plan
All regular, full-time employees of Xcel Energy whose collective bargaining agreement allows for participation in the Plan as soon as it is administratively feasible following their date of hire.

Employee and Employer Contributions – Each plan allows participants to contribute a portion of their compensation as pre-tax, pre-tax rollovers from other qualified retirement plans and allows for a discretionary employer matching contribution (see Note 3). The BU Savings Plan and the EIP Savings Plan also allow participant after-tax contributions.

Vesting – Employee contributions, matching contributions made by Xcel Energy and earnings in each Plan are immediately vested.

Distributions

BU Savings Plan
Benefits may be distributed after termination of employment, disability, or death (payable to designated beneficiary) in the form of a single lump sum, rollover to an IRA or another employer’s qualified plan.
EIP Savings Plan
Benefits may be distributed after termination of employment, disability, or death (payable to designated beneficiary) in the form of installments, a single lump sum or a rollover to an IRA or another employer’s qualified plan.

For each of the Plans, if the total amount of the participant’s vested account balance exceeds $1,000 at a distributive event, the participant may defer distribution until age 72, unless the participant consents in writing to commence distributions at an earlier date. If the total amount is less than $1,000, the Plan Administrator will schedule a payment date and the amount will be distributed as soon as it is administratively possible. All vested account balances remaining in the Plans after the participant decides to terminate employment with Xcel Energy for any reason will be invested in the funds of the participant’s choice. The participant will continue to receive their share of investment earnings and dividend distributions until the account is completely distributed.

Participant Accounts – Both Plans maintain individual accounts for each participant. Each participant’s account is credited with the participant’s contributions, Company matching contributions, and Plan earnings as applicable. Participant accounts are also charged with withdrawals, an allocation of Plan losses as applicable, and administrative expenses not paid by Xcel Energy. Allocations are based on participant earnings or account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Forfeited Amounts – There was no forfeiture activity for the year ended Dec. 31, 2025.

Plan Termination – While Xcel Energy expects to continue the Plans, it reserves the right at its sole and absolute discretion to amend, modify, change or terminate the Plans for whatever reason it deems appropriate, subject to collective bargaining obligations. If Xcel Energy were to terminate the Plans, assets would be distributed in accordance with ERISA guidelines.

Administrative Expenses – Xcel Energy pays certain administrative expenses of the Plans. Certain investment advisory, trustee and recordkeeping fees are paid by the Plans or by the participant, as applicable. The Self-Directed Brokerage Option annual account maintenance fee and plan recordkeeping fees are paid by the participant. Loan set-up fees are paid by Xcel Energy under the BU Savings Plan. Loan set-up fees and annual maintenance fees are paid by the participant under the EIP Savings Plan.

Xcel Energy Inc. Common Stock Dividends

BU Savings Plan
Dividends paid on shares held in Xcel Energy Inc. common stock within the Master Trust are paid quarterly to Plan participants in cash as a taxable distribution.

EIP Savings Plan
Dividends paid on shares held in Xcel Energy Inc. common stock within the Master Trust are automatically reinvested in Xcel Energy Inc. common stock unless the participant elects to receive them as a taxable cash distribution.

NCE EIP
EBP, Description of Plan [Line Items]
EBP, Description of Plan
The following includes a brief description of the New Century Energies, Inc. Employees’ Savings and Stock Ownership Plan for Bargaining Unit Employees and Former Non-Bargaining Unit Employees (BU Savings Plan) and the New Century Energies, Inc. Employee Investment Plan for Bargaining Unit Employees and Former Non-Bargaining Unit Employees (EIP Savings Plan), collectively the “Plans.” Participants should refer to their respective Plan Document or Summary Plan Description for more complete information. The notes to the financial statements generally apply to the Plans and specific disclosures are presented to address matters for individual plans, where applicable.

General – The Plans are defined contribution benefit plans which provide eligible employees of Plan sponsor, Xcel Energy Inc., and its participating subsidiaries (Xcel Energy) the opportunity to contribute to a qualified retirement savings plan. Each Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

For the BU Savings Plan and the EIP Savings Plan, Xcel Energy contributes the employer matching contribution in cash. Participant deferrals and employer matching contributions are invested into one or more investment funds as elected by the participants.

Plan and Trust Management – The Plan administrator is Xcel Energy, who has authority to control and manage the operation and administration of the Plans. Plan assets are held by a trustee under a trust agreement as adopted by Xcel Energy. The Plans’ assets invested in Xcel Energy Inc. common stock are held in the Xcel Energy Stock Fund within the Master Trust (see Note 4). The Xcel Energy Stock Fund also holds an immaterial amount of cash equivalents for operational purposes. Individual participant accounts are valued daily based on the current fair value of each asset type. The Vanguard Group is the record keeper and Vanguard Fiduciary Trust Company (VFTC) serves as trustee for the Plans.

Transfer of Plan Assets – Assets are transferred amongst plans when an eligible participant moves from one benefit plan to another plan sponsored by Xcel Energy. In 2025, the Plan did not receive or transfer participant assets.

Eligibility

BU Savings Plan
All regular, full-time employees of Xcel Energy whose collective bargaining agreement allows for participation in the Plan on the first day of the month following date of hire, while a regular, part-time employee (one who works less than 40 hours per week) must complete one year and 1,000 hours of service to become eligible.

EIP Savings Plan
All regular, full-time employees of Xcel Energy whose collective bargaining agreement allows for participation in the Plan as soon as it is administratively feasible following their date of hire.

Employee and Employer Contributions – Each plan allows participants to contribute a portion of their compensation as pre-tax, pre-tax rollovers from other qualified retirement plans and allows for a discretionary employer matching contribution (see Note 3). The BU Savings Plan and the EIP Savings Plan also allow participant after-tax contributions.

Vesting – Employee contributions, matching contributions made by Xcel Energy and earnings in each Plan are immediately vested.

Distributions

BU Savings Plan
Benefits may be distributed after termination of employment, disability, or death (payable to designated beneficiary) in the form of a single lump sum, rollover to an IRA or another employer’s qualified plan.
EIP Savings Plan
Benefits may be distributed after termination of employment, disability, or death (payable to designated beneficiary) in the form of installments, a single lump sum or a rollover to an IRA or another employer’s qualified plan.

For each of the Plans, if the total amount of the participant’s vested account balance exceeds $1,000 at a distributive event, the participant may defer distribution until age 72, unless the participant consents in writing to commence distributions at an earlier date. If the total amount is less than $1,000, the Plan Administrator will schedule a payment date and the amount will be distributed as soon as it is administratively possible. All vested account balances remaining in the Plans after the participant decides to terminate employment with Xcel Energy for any reason will be invested in the funds of the participant’s choice. The participant will continue to receive their share of investment earnings and dividend distributions until the account is completely distributed.

Participant Accounts – Both Plans maintain individual accounts for each participant. Each participant’s account is credited with the participant’s contributions, Company matching contributions, and Plan earnings as applicable. Participant accounts are also charged with withdrawals, an allocation of Plan losses as applicable, and administrative expenses not paid by Xcel Energy. Allocations are based on participant earnings or account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Forfeited Amounts – There was no forfeiture activity for the year ended Dec. 31, 2025.

Plan Termination – While Xcel Energy expects to continue the Plans, it reserves the right at its sole and absolute discretion to amend, modify, change or terminate the Plans for whatever reason it deems appropriate, subject to collective bargaining obligations. If Xcel Energy were to terminate the Plans, assets would be distributed in accordance with ERISA guidelines.

Administrative Expenses – Xcel Energy pays certain administrative expenses of the Plans. Certain investment advisory, trustee and recordkeeping fees are paid by the Plans or by the participant, as applicable. The Self-Directed Brokerage Option annual account maintenance fee and plan recordkeeping fees are paid by the participant. Loan set-up fees are paid by Xcel Energy under the BU Savings Plan. Loan set-up fees and annual maintenance fees are paid by the participant under the EIP Savings Plan.

Xcel Energy Inc. Common Stock Dividends

BU Savings Plan
Dividends paid on shares held in Xcel Energy Inc. common stock within the Master Trust are paid quarterly to Plan participants in cash as a taxable distribution.

EIP Savings Plan
Dividends paid on shares held in Xcel Energy Inc. common stock within the Master Trust are automatically reinvested in Xcel Energy Inc. common stock unless the participant elects to receive them as a taxable cash distribution.

EBP Vested Account Balance at Distribution	1,000